Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 6,783,999	$ 7,217,847	$ 7,162,531
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,149,029	1,181,257	1,108,158
Amortization of intangibles	76,955	184,691	184,691
Amortization of premiums and accretion of discounts on investment securities, net	850,887	1,264,464	3,458,743
Stock compensation expense	119,834	123,702	150,748
Provision for loan losses	1,545,797	2,995,426	2,455,790
Gain on sale of securities	(459,934)	(715,223)	(664,613)
FHLB stock dividend	(13,100)	(15,800)	(16,700)
Deferred income tax benefit	(536,374)	(572,140)	(1,069,820)
Excess tax benefit	(12,167)	(17,347)	(35,640)
Net writedown on other real estate owned	309,797	265,876	537,429
Earnings from unconsolidated subsidiary			(6,402)
(Increase) decrease in accrued interest receivable	(220,484)	377,843	1,225,491
Increase in cash surrender value life insurance	(809,867)	(846,763)	(751,967)
Decrease in accrued interest payable	(50,902)	(166,507)	(240,108)
Increase in deferred compensation liability	831,727	755,866	459,725
Net change in other operating assets and liabilities	1,522,053	(245,152)	3,565,203
Net cash provided by operating activities	11,087,250	11,788,040	17,523,259
Cash flows from investing activities
Proceeds from maturities of securities available-for-sale	256,825,697	192,942,469	201,679,871
Proceeds from sales of securities available-for-sale	5,583,382	19,864,689	30,118,800
Purchases of investment securities available-for-sale	(313,234,435)	(253,327,354)	(243,202,445)
Purchases of bank premises, furniture, fixtures and equipment	(295,878)	(708,222)	(3,735,527)
Sale of other real estate owned	1,574,051	687,095	1,385,959
Net (increase) decrease in interest bearing deposits with other banks	(12,238,226)	(2,834,933)	4,077,135
Redemption of Federal Home Loan Bank Stock	442,800	908,700	165,900
Purchases of Federal Home Loan Bank Stock	(282,700)	(108,000)
Net decrease in loans	17,400,787	27,167,350	21,979,635
Net cash (used) provided by investing activities	(44,224,522)	(15,408,206)	12,469,328
Cash flows from financing activities
Net increase (decrease) in deposits	70,211,203	34,908,412	(32,372,862)
Net (decrease) increase in federal funds purchased		(2,500,000)	2,500,000
Net change in securities sold under agreement to repurchase	(46,913,668)	9,736,996	(4,269,573)
Proceeds from exercise of stock options	257,425	63,385	189,161
Repurchases of company stock			(366,381)
Excess tax benefit on stock option exercises	12,167	17,347	35,640
Dividends paid to stockholders	(4,276,282)	(4,261,652)	(4,110,791)
Federal Home Loan Bank advance proceeds			12,000,000
Federal Home Loan Bank advance payments		(15,900,000)	(2,000,000)
Net cash provided (used) by financing activities	19,290,845	22,064,488	(28,394,806)
Net (decrease) increase in cash and due from banks	(13,846,427)	18,444,322	1,597,781
Cash and due from banks, beginning of year	35,407,715	16,963,393	15,365,612
Cash and due from banks, end of year	21,561,288	35,407,715	16,963,393
Supplemental disclosures of cash flow information
Cash paid for Interest	5,760,923	6,808,600	8,966,407
Income taxes	2,442,092	3,012,862	1,482,901
Noncash disclosures
Real estate acquired by foreclosure	$ 1,697,450	$ 2,753,415	$ 1,762,417